Fees Summary	May 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,876,000
Previously Paid Amount	0.00
Total Fee Amount	4,880.22
Total Offset Amount	0.00
Net Fee	4,880.22
Narrative - Max Aggregate Offering Price	$ 31,876,000
Final Prospectus	true